Average Annual Total Returns - Class A - DWS High Income VIP	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	ICE BofA US HighYield Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US HighYield Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA US HighYield Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Apr. 06, 1982	6.24%	7.77%	6.14%	6.07%	8.42%	6.61%